Armor US Equity Index ETF

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 99.7%
	COMMUNICATION SERVICES — 12.7%
5,246	Vanguard Communication Services ETF	$566,463

	CONSUMER DISCRETIONARY — 13.3%
2,400	Vanguard Consumer Discretionary ETF	592,080

	CONSUMER STAPLES — 12.3%
3,278	Vanguard Consumer Staples ETF	548,508

	HEALTH CARE — 12.0%
2,586	Vanguard Health Care ETF	536,517

	INDUSTRIALS — 12.7%
3,861	Vanguard Industrials ETF	567,335

	INFORMATION TECHNOLOGY — 13.0%
1,775	Vanguard Information Technology ETF	582,466

	MATERIALS — 12.3%
4,063	Vanguard Materials ETF	547,652

	UTILITIES — 11.4%
3,952	Vanguard Utilities ETF	510,796

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,955,023)	4,451,817

	SHORT-TERM INVESTMENTS — 0.3%
13,871	Invesco Government & Agency Portfolio - Institutional Class, 0.03%#	13,871
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,871)	13,871

	TOTAL INVESTMENTS — 100.0%
	(Cost $3,968,894)	4,465,688

	Other Liabilities in Excess of Assets — (0.0)%	(1,868)
	TOTAL NET ASSETS — 100.0%	$4,463,820

#	The rate is the annualized seven-day yield at period end.